Accrued Expenses and Other Current Liabilities - Schedule of Salaries and Social Security Insurance Payables (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Salaries and Social Security Insurance Payables [Abstract]
Salaries	¥ 50,216,255	$ 6,995,661	¥ 51,990,629
Social security insurance	6,372,000	887,688	6,656,034
Union Fee	191,573	26,688	650,791
Total	¥ 56,779,828	$ 7,910,037	¥ 59,297,454